Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements		Total
	U.S. dollars in thousands
Cost:
Balance at January 1, 2024	$92	$28	$3		$123
Purchases during the year	3	-	-		3

Balance at December 31, 2024	95	28	3		126

Accumulated depreciation:
Balance at January 1, 2024	34	4	(*	)	38
Depreciation during the year	20	2	(*	)	22

Balance at December 31, 2024	54	6	(*	)	60

Depreciated cost at December 31, 2024	$41	$22	$3		$66
	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements		Total
	U.S. dollars in thousands
Cost:
Balance at January 1, 2023	$66	$25	$3		$94
Purchases during the year	26	3	-		29

Balance at December 31, 2023	92	28	3		123

Accumulated depreciation:
Balance at January 1, 2023	14	3	-		17
Depreciation during the year	20	1	(*	)	21

Balance at December 31, 2023	34	4	(*	)	38

Depreciated cost at December 31, 2023	$58	$24	$3		$85

*	Less than $1 thousand.